General Information - Additional Information (Details) € in Millions, ¥ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 EUR (€)
General Information Organization And Basis Of Preparation Line Items [Line Items]
Investments accounted for using equity method	¥ 1,531	€ 200
Consortium Concerto
General Information Organization And Basis Of Preparation Line Items [Line Items]
Investment on equity interest	9.94%	9.94%
Universal Music Group (UMG)
General Information Organization And Basis Of Preparation Line Items [Line Items]
Investment on equity interest	10.00%	10.00%